Taxes on Income (Details 4) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on Income [Abstract]
Income before taxes, as reported in the consolidated statements of income		$ 5,434	$ 3,805	$ 2,527
Theoretical tax expense on the above amount at the Israeli statutory tax rate		1,440	1,008	632
Tax adjustment in respect of different tax rate of foreign subsidiaries		101	44	98
Non-deductible expenses and other permanent differences		184	190	79
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net		546	218	1,691
Stock compensation relating to stock options per ASC No. 718		606	238	44
Beneficiary enterprise benefits	[1]	(1,685)	(937)	$ (1,157)
Foreign exchange differences	[2]	(375)	(96)
Increase (decrease) in other uncertain tax positions - net		(113)	112
Other		5	5	$ 6
Actual tax expense		$ 709	$ 782	$ 1,393
Basic earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status		$ 0.19	$ 0.06	$ 0.13
Diluted earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status		$ 0.17	$ 0.05	$ 0.12

[1]	Basic earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status
[2]	Results for tax purposes are measured under, Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985, in terms of earnings in NIS. As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual changes in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities.